Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Equity portion of convertible debentures	Share based payments and other reserves	Foreign currency translation	Investment revaluation	Retained earnings
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2016		203,032,000
Shareholders' equity, beginning balance at Dec. 31, 2016	$ 905,914	$ 900,389	$ 15,674	$ 49,996	$ (71,924)	$ 340	$ 11,439
Changes in equity [abstract]
Exercise of share options, including transfer from reserves (in shares)		7,351,000
Exercise of share options, including transfer from reserves	17,002	$ 42,562		(25,560)
Share issuance (in shares)		1,500,000
Share issuance	10,686	$ 10,686
Redemption of convertible debentures (in shares)		4,505,000
Redemption of convertible debentures	48,580	$ 57,690	(15,674)	6,564
Share based payments expense	2,122			2,122
Foreign currency translation	86,866				86,866
Reclassification of foreign currency translation reserve to net earnings	(5,968)				(5,968)
Change in fair value of investments in equity securities, net of tax	27,557					27,557
Realized gain of sale of JDS Silver, net of tax	(793)					(793)
Dividends declared	(6,653)						(6,653)
Share repurchases (in shares)		(5,443,000)
Share repurchases	(60,143)	$ (60,143)
Net earnings	$ 132,426						132,426
Shareholders' equity, ending balance (in shares) at Dec. 31, 2017	210,944,884	210,945,000
Shareholders' equity, ending balance at Dec. 31, 2017	$ 1,157,596	$ 951,184	0	33,122	8,974	27,104	137,212
Changes in equity [abstract]
Exercise of share options, including transfer from reserves (in shares)		518,000
Exercise of share options, including transfer from reserves	2,709	$ 3,591		(882)
Share based payments expense	2,895			2,895
Foreign currency translation	(112,347)				(112,347)
Change in fair value of investments in equity securities, net of tax	(11,642)					(11,642)
Dividends declared	(19,237)						(19,237)
Share repurchases (in shares)		(1,640,000)
Share repurchases	(30,811)	$ (30,811)
Net earnings	$ 273,943						273,943
Shareholders' equity, ending balance (in shares) at Dec. 31, 2018	209,822,819	209,823,000
Shareholders' equity, ending balance at Dec. 31, 2018	$ 1,263,106	$ 923,964	$ 0	$ 35,135	$ (103,373)	$ 15,462	$ 391,918